Note 13 - Shareholders' Equity (Detail) - Summary of authorized capital:	Dec. 31, 2012	Dec. 31, 2011
Issued and outstanding	15,038,483	14,969,150
Reserved for stock option plans	4,617,834	4,687,167
	19,656,317	19,656,317